General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Staff costs (Note 25)	$ 31,517,438	$ 53,637,271	$ 11,508,972
Depreciation of right-of-use assets (Note 20.1)	1,216,495	541,218	363,809
General and administrative expenses	(66,521,060)	(69,029,507)	(15,620,318)
General and administrative expenses
General and administrative expenses
Staff costs (Note 25)	23,493,496	50,499,496	10,211,736
Professional fees	14,381,540	8,775,977	1,542,434
Technology costs	9,043,454	3,783,868	1,033,047
Insurance	4,933,431	498,971	175,185
Outsourced employees	4,627,024
Customer experience costs	2,878,557	1,856,056	104,743
Other expenses	2,475,485	915,021	1,049,244
Travel and accommodation	1,401,727	1,297,156	299,564
Amortization of intangible assets (Note 6)	1,352,415	15,963
Depreciation of right-of-use assets (Note 20.1)	948,102	411,373	238,326
Depreciation of property and equipment (Note 5)	489,593	110,027	81,708
Utilities	252,434	98,820	358,068
Rent expense	162,519	518,252	462,091
Entertainment	81,283	171,493	28,468
Expansion expenses		77,034	35,704
General and administrative expenses	$ (66,521,060)	$ (69,029,507)	$ (15,620,318)